Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding Debt	Outstanding debt, excluding finance leases and net of remaining unamortized discount and issuance costs of $10 million and $14 million as of December 31, 2022 and 2021, respectively, consisted of the following:

	December 31,
	2022	2021
Term Loan Facility	$353	$356
Senior Secured Notes	219	217
Senior Unsecured Notes	373	372
ABL Facility	80	—
Other	15	1
Total debt	$1,040	$946
Less: short-term debt and current portion of long-term debt	1,040	4
Total long-term debt	$—	$942

Scheduled Maturities of Debt (Excluding Debt to Affiliates)
The scheduled maturities of our debt (excluding debt to affiliates) by year as of December 31, 2022 are as follows (1):

Year ended December 31,	Amount
2023	$98
2024	352
2025	600
2026	—
2027	—
Thereafter	—
Total	$1,050
(1) The maturity is presented based on the contracted maturity dates of the debt agreements. However, due to the anticipated violation of certain debt covenants in our Term Loan Facility and ABL Facility, we have classified the outstanding amounts as a current liability in the consolidated balance sheet as of December 31, 2022. See "Note 1. Description of Business, Going Concern, and Summary of Significant Accounting Policies" for further discussion of our going concern evaluation.